UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00134

ALLIANCEBERNSTEIN BALANCED SHARES, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2011

Date of reporting period: February 28, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Balanced Shares Fund

Portfolio of Investments

February 28, 2011 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 66.9%
Financials - 12.7%
Capital Markets - 2.9%
BlackRock, Inc.-Class A	17,400	$3,549,426
Franklin Resources, Inc.	24,950	3,134,219
Goldman Sachs Group, Inc. (The)	33,750	5,527,575
Northern Trust Corp.	50,045	2,580,821
State Street Corp.	58,230	2,604,045

		17,396,086

Commercial Banks - 0.9%
PNC Financial Services Group, Inc.	38,035	2,346,760
Wells Fargo & Co.	106,050	3,421,173

		5,767,933

Diversified Financial Services - 3.3%
IntercontinentalExchange, Inc. (a)	13,650	1,749,930
JPMorgan Chase & Co.	395,350	18,458,891

		20,208,821

Insurance - 5.6%
ACE Ltd.	169,470	10,718,977
Arch Capital Group Ltd. (a)	32,565	2,947,133
Axis Capital Holdings Ltd.	253,665	9,213,113
Loews Corp.	83,395	3,606,834
MetLife, Inc.	52,600	2,491,136
Travelers Cos., Inc. (The)	89,950	5,390,703

		34,367,896

		77,740,736

Health Care - 10.9%
Biotechnology - 3.7%
Amgen, Inc. (a)	278,150	14,277,440
Gilead Sciences, Inc. (a)	211,300	8,236,474

		22,513,914

Health Care Providers & Services - 3.5%
AmerisourceBergen Corp. - Class A	122,300	4,636,393
Cardinal Health, Inc.	83,300	3,468,612
UnitedHealth Group, Inc.	318,900	13,578,762

		21,683,767

Pharmaceuticals - 3.7%
Abbott Laboratories	63,250	3,042,325
Eli Lilly & Co.	82,100	2,837,376
Endo Pharmaceuticals Holdings, Inc. (a)	42,090	1,495,037
Forest Laboratories, Inc. (a)	144,416	4,679,078
Merck & Co., Inc.	122,430	3,987,545
Pfizer, Inc.	338,350	6,509,854

		22,551,215

		66,748,896

Energy - 9.4%
Energy Equipment & Services - 1.1%
Helmerich & Payne, Inc.	50,500	3,281,995

Company	Shares	U.S. $ Value
Oceaneering International, Inc. (a)	38,605	3,228,536

		6,510,531

Oil, Gas & Consumable Fuels - 8.3%
BP PLC (Sponsored ADR)	267,200	12,951,184
Chevron Corp.	169,980	17,635,425
Devon Energy Corp.	46,000	4,206,240
Exxon Mobil Corp.	145,110	12,411,258
Occidental Petroleum Corp.	33,415	3,407,328

		50,611,435

		57,121,966

Information Technology - 9.0%
Computers & Peripherals - 1.7%
Apple, Inc. (a)	16,900	5,969,249
EMC Corp. (a)	57,425	1,562,534
Hewlett-Packard Co.	71,900	3,136,997

		10,668,780

IT Services - 2.7%
Accenture PLC	74,193	3,819,456
Amdocs Ltd. (a)	82,650	2,466,276
International Business Machines Corp.	53,300	8,628,204
VeriFone Systems, Inc. (a)	32,528	1,478,072

		16,392,008

Semiconductors & Semiconductor Equipment - 1.1%
Avago Technologies Ltd.	54,736	1,860,477
Intel Corp.	153,900	3,304,233
Marvell Technology Group Ltd. (a)	81,400	1,487,992

		6,652,702

Software - 3.5%
Activision Blizzard, Inc. (a)	351,055	3,903,732
MICROS Systems, Inc. (a)	69,160	3,294,782
Microsoft Corp.	417,500	11,097,150
Oracle Corp.	96,950	3,189,655

		21,485,319

		55,198,809

Industrials - 7.8%
Aerospace & Defense - 3.0%
Honeywell International, Inc.	111,500	6,456,965
L-3 Communications Holdings, Inc.	21,630	1,715,043
Raytheon Co.	151,175	7,741,672
United Technologies Corp.	34,280	2,863,751

		18,777,431

Construction & Engineering - 0.5%
URS Corp. (a)	69,750	3,245,467

Electrical Equipment - 1.7%
AMETEK, Inc.	90,800	3,809,060
Emerson Electric Co.	57,360	3,422,098
Hubbell, Inc.-Class B	44,620	3,012,296

		10,243,454

Company	Shares	U.S. $ Value
Machinery - 1.3%
Dover Corp.	96,500	6,200,125
Joy Global, Inc.	16,555	1,612,126

		7,812,251

Road & Rail - 1.3%
Norfolk Southern Corp.	119,117	7,811,693

		47,890,296

Consumer Discretionary - 6.4%
Internet & Catalog Retail - 0.8%
Liberty Media Corp.-Interactive (a)	306,623	4,924,365

Leisure Equipment & Products - 0.3%
Mattel, Inc.	63,581	1,593,340

Media - 3.5%
Comcast Corp.-Class A	481,215	12,396,098
Interpublic Group of Cos., Inc. (The) (a)	300,288	3,963,802
News Corp.-Class A	194,340	3,375,686
Time Warner, Inc.	47,115	1,799,793

		21,535,379

Multiline Retail - 0.9%
Kohl’s Corp. (a)	51,405	2,770,215
Target Corp.	48,950	2,572,323

		5,342,538

Specialty Retail - 0.9%
Lowe’s Cos., Inc.	65,400	1,711,518
TJX Cos., Inc.	78,800	3,929,756

		5,641,274

		39,036,896

Consumer Staples - 5.4%
Beverages - 0.3%
Molson Coors Brewing Co.-Class B	34,500	1,577,685

Food & Staples Retailing - 1.1%
Kroger Co. (The)	300,236	6,875,405

Food Products - 0.3%
ConAgra Foods, Inc.	69,615	1,612,283

Household Products - 0.5%
Kimberly-Clark Corp.	44,300	2,919,370

Tobacco - 3.2%
Lorillard, Inc.	159,729	12,262,395
Philip Morris International, Inc.	121,400	7,621,492

		19,883,887

		32,868,630

Telecommunication Services - 3.8%
Diversified Telecommunication Services - 3.8%
AT&T, Inc.	378,050	10,729,059
Qwest Communications International, Inc.	739,700	5,044,754
Verizon Communications, Inc.	194,300	7,173,556

Company	Shares	U.S. $ Value
		22,947,369

Utilities - 1.2%
Gas Utilities - 0.7%
Energen Corp.	68,300	4,173,130

Multi-Utilities - 0.5%
DTE Energy Co.	65,100	3,064,908

		7,238,038

Materials - 0.3%
Chemicals - 0.3%
Valspar Corp.	47,910	1,821,538

Total Common Stocks (cost $333,729,399)		408,613,174

	Principal Amount (000)
CORPORATES-INVESTMENT GRADES - 10.9%
Industrial - 5.3%
Basic - 1.0%
Alcoa, Inc.
6.75%, 7/15/18	$265	300,964
Anglo American Capital PLC
9.375%, 4/08/19 (b)	400	535,464
AngloGold Ashanti Holdings PLC
5.375%, 4/15/20	345	351,224
ArcelorMittal
6.125%, 6/01/18	325	349,537
ArcelorMittal USA, Inc.
6.50%, 4/15/14	400	440,676
BHP Billiton Finance USA Ltd.
7.25%, 3/01/16	564	666,622
Dow Chemical Co. (The)
7.375%, 11/01/29	60	72,620
7.60%, 5/15/14	185	214,833
8.55%, 5/15/19	385	488,167
International Paper Co.
7.95%, 6/15/18	490	596,473
PPG Industries, Inc.
5.75%, 3/15/13	545	590,056
Rio Tinto Finance USA Ltd.
6.50%, 7/15/18	695	804,684
Teck Resources Ltd.
6.00%, 8/15/40	32	32,669
Vale Canada Ltd.
7.75%, 5/15/12	561	601,613

		6,045,602

Capital Goods - 0.4%
Holcim US Finance Sarl & Cie SCS
6.00%, 12/30/19 (b)	61	63,476
Lafarge SA
6.15%, 7/15/11	629	640,094
Owens Corning
6.50%, 12/01/16	558	610,126
Republic Services, Inc.
5.25%, 11/15/21	218	229,590

	Principal Amount (000)	U.S. $ Value
5.50%, 9/15/19	328	355,520
Vulcan Materials Co.
5.60%, 11/30/12	625	656,122

		2,554,928

Communications - Media - 0.9%
BSKYB Finance UK PLC
5.625%, 10/15/15 (b)	480	533,140
CBS Corp.
8.875%, 5/15/19	429	540,978
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	440	599,976
Comcast Corp.
5.15%, 3/01/20	180	187,710
DirecTV Holdings LLC / DirecTV Financing Co., Inc.
4.60%, 2/15/21	175	171,250
4.75%, 10/01/14	240	258,162
News America, Inc.
6.15%, 3/01/37	446	451,804
9.25%, 2/01/13	150	172,808
Reed Elsevier Capital, Inc.
8.625%, 1/15/19	290	368,134
RR Donnelley & Sons Co.
5.50%, 5/15/15	680	700,726
Time Warner Entertainment Co. LP
8.375%, 3/15/23	725	911,524
WPP Finance UK
8.00%, 9/15/14	423	492,410

		5,388,622

Communications - Telecommunications - 0.5%
American Tower Corp.
5.05%, 9/01/20	430	422,687
British Telecommunications PLC
5.15%, 1/15/13	625	666,970
Embarq Corp.
7.082%, 6/01/16	644	732,896
Qwest Corp.
7.50%, 10/01/14	398	455,710
7.875%, 9/01/11	85	87,656
Telecom Italia Capital SA
6.175%, 6/18/14	545	580,074
Telus Corp.
8.00%, 6/01/11	164	167,032

		3,113,025

Consumer Cyclical - Automotive - 0.3%
Daimler Finance North America LLC
5.75%, 9/08/11	240	246,271
7.30%, 1/15/12	211	222,756
Harley-Davidson Funding Corp.
5.75%, 12/15/14 (b)	418	444,717
Nissan Motor Acceptance Corp.
4.50%, 1/30/15 (b)	456	476,989

	Principal Amount (000)	U.S. $ Value
Volvo Treasury AB
5.95%, 4/01/15 (b)	497	542,962

		1,933,695

Consumer Cyclical - Entertainment - 0.2%
Time Warner, Inc.
7.625%, 4/15/31	600	709,045
Viacom, Inc.
5.625%, 9/15/19	535	585,819

		1,294,864

Consumer Cyclical - Retailers - 0.1%
CVS Caremark Corp.
6.60%, 3/15/19	255	295,606

Consumer Non-Cyclical - 0.5%
Ahold Finance USA LLC
6.875%, 5/01/29	535	587,550
Altria Group, Inc.
9.70%, 11/10/18	365	480,706
Bunge Ltd. Finance Corp.
5.875%, 5/15/13	415	442,105
Cadbury Schweppes US Finance LLC
5.125%, 10/01/13 (b)	590	640,089
Delhaize Group SA
5.875%, 2/01/14	150	164,434
Fortune Brands, Inc.
3.00%, 6/01/12	305	308,593
4.875%, 12/01/13	355	376,061
Newell Rubbermaid, Inc.
5.50%, 4/15/13	200	215,357
Whirlpool Corp.
8.60%, 5/01/14	75	87,167

		3,302,062

Energy - 0.7%
Anadarko Petroleum Corp.
5.95%, 9/15/16	540	592,192
6.45%, 9/15/36	190	191,420
Hess Corp.
8.125%, 2/15/19	195	244,902
Marathon Petroleum Corp.
3.50%, 3/01/16 (b)	63	63,308
5.125%, 3/01/21 (b)	107	108,535
Nabors Industries, Inc.
9.25%, 1/15/19	465	583,351
Noble Energy, Inc.
8.25%, 3/01/19	430	541,887
Noble Holding International Ltd.
4.90%, 8/01/20	41	41,791
Valero Energy Corp.
6.125%, 2/01/20	452	487,658
6.875%, 4/15/12	65	68,935
Weatherford International Ltd.
5.15%, 3/15/13	325	343,354
9.625%, 3/01/19	280	366,862

	Principal Amount (000)	U.S. $ Value
Williams Cos., Inc. (The)
7.875%, 9/01/21	273	341,218

		3,975,413

Other Industrial - 0.1%
Noble Group Ltd.
6.75%, 1/29/20 (b)	635	673,100

Technology - 0.3%
Agilent Technologies, Inc.
5.00%, 7/15/20	81	82,267
Computer Sciences Corp.
5.50%, 3/15/13	465	496,776
Motorola, Inc.
6.50%, 9/01/25	535	554,664
7.50%, 5/15/25	90	100,983
Xerox Corp.
8.25%, 5/15/14	435	509,035

		1,743,725

Transportation - Airlines - 0.1%
Southwest Airlines Co.
5.25%, 10/01/14	627	674,757

Transportation - Services - 0.2%
Asciano Finance Ltd.
3.125%, 9/23/15 (b)	530	506,887
Aviation Capital Group
7.125%, 10/15/20 (b)	192	201,676
Con-way, Inc.
6.70%, 5/01/34	404	368,683
Ryder System, Inc.
5.85%, 11/01/16	164	181,418
7.20%, 9/01/15	147	170,566

		1,429,230

		32,424,629

Financial Institutions - 4.3%
Banking - 2.1%
American Express Co.
7.25%, 5/20/14	270	308,774
Bank of America Corp.
5.625%, 7/01/20	920	956,990
BankAmerica Capital II
Series 2
8.00%, 12/15/26	559	567,385
Bear Stearns Cos. LLC (The)
5.55%, 1/22/17	1,020	1,092,804
Citigroup, Inc.
5.50%, 4/11/13	575	616,400
8.50%, 5/22/19	675	837,545
Countrywide Financial Corp.
6.25%, 5/15/16	143	153,199
Goldman Sachs Group, Inc. (The)
6.00%, 6/15/20	475	509,289
7.50%, 2/15/19	400	471,482
JPMorgan Chase & Co.
4.40%, 7/22/20	450	439,363

	Principal Amount (000)	U.S. $ Value
Lloyds TSB Bank PLC
4.375%, 1/12/15 (b)	690	695,550
M&I Marshall & Ilsley Bank
5.00%, 1/17/17	500	521,105
Macquarie Group Ltd.
4.875%, 8/10/17 (b)	540	533,794
Morgan Stanley
5.50%, 7/24/20	820	828,567
6.625%, 4/01/18	390	431,122
Nationwide Building Society
6.25%, 2/25/20 (b)	605	621,110
PNC Funding Corp.
5.125%, 2/08/20	190	201,372
Royal Bank of Scotland PLC (The)
6.125%, 1/11/21	395	401,417
Societe Generale
2.50%, 1/15/14 (b)	495	492,089
Sovereign Bank
5.125%, 3/15/13	474	488,815
Unicredit Luxembourg Finance SA
6.00%, 10/31/17 (b)	235	221,018
Union Bank NA
5.95%, 5/11/16	405	439,561
Wachovia Corp.
5.50%, 5/01/13	820	889,377

		12,718,128

Brokerage - 0.0%
Jefferies Group, Inc.
6.875%, 4/15/21	211	226,342

Finance - 0.2%
HSBC Finance Corp.
7.00%, 5/15/12	365	388,643
SLM Corp.
Series A
5.375%, 1/15/13	596	618,866

		1,007,509

Insurance - 1.6%
Aetna, Inc.
6.00%, 6/15/16	190	215,314
Aflac, Inc.
3.45%, 8/15/15	85	87,004
Allied World Assurance Co. Holdings Ltd.
7.50%, 8/01/16	165	184,920
Allstate Corp. (The)
7.45%, 5/16/19	470	565,253
American International Group, Inc.
6.40%, 12/15/20	340	368,664
Assurant, Inc.
5.625%, 2/15/14	245	259,730
CIGNA Corp.
5.125%, 6/15/20	205	214,769
Coventry Health Care, Inc.
5.95%, 3/15/17	130	134,958
6.125%, 1/15/15	55	58,569
6.30%, 8/15/14	415	443,347

	Principal Amount (000)	U.S. $ Value
Genworth Financial, Inc.
6.515%, 5/22/18	590	592,836
Guardian Life Insurance Co. of America
7.375%, 9/30/39 (b)	315	366,445
Hartford Financial Services Group, Inc.
4.00%, 3/30/15	120	121,349
5.50%, 3/30/20	555	570,397
Humana, Inc.
6.30%, 8/01/18	90	97,260
6.45%, 6/01/16	65	71,727
7.20%, 6/15/18	430	490,049
Liberty Mutual Group, Inc.
5.75%, 3/15/14 (b)	519	551,618
Lincoln National Corp.
8.75%, 7/01/19	172	216,682
Markel Corp.
7.125%, 9/30/19	261	296,280
Massachusetts Mutual Life Insurance Co.
8.875%, 6/01/39 (b)	345	464,364
Metlife Capital Trust IV
7.875%, 12/15/37 (b)	260	280,150
MetLife, Inc.
4.75%, 2/08/21	115	117,927
7.717%, 2/15/19	158	194,485
Nationwide Mutual Insurance Co.
5.81%, 12/15/24 (b)	743	702,570
Principal Financial Group, Inc.
7.875%, 5/15/14	490	567,178
Prudential Financial, Inc.
5.15%, 1/15/13	520	552,163
UnitedHealth Group, Inc.
5.25%, 3/15/11	635	635,961
WellPoint, Inc.
5.25%, 1/15/16	425	466,168
XL Group PLC
5.25%, 9/15/14	68	71,791

		9,959,928

Other Finance - 0.1%
ORIX Corp.
4.71%, 4/27/15	544	554,937

REITS - 0.3%
ERP Operating LP
5.25%, 9/15/14	540	591,605
HCP, Inc.
5.95%, 9/15/11	660	677,392
Simon Property Group LP
4.375%, 3/01/21	560	554,413

		1,823,410

		26,290,254

Utility - 0.9%
Electric - 0.5%
Allegheny Energy Supply Co. LLC
5.75%, 10/15/19 (b)	640	659,049

	Principal Amount (000)	U.S. $ Value
Ameren Corp.
8.875%, 5/15/14	335	385,042
Constellation Energy Group, Inc.
5.15%, 12/01/20	395	396,049
FirstEnergy Corp.
Series B
6.45%, 11/15/11	46	47,566
Series C
7.375%, 11/15/31	395	430,645
Nisource Finance Corp.
6.80%, 1/15/19	480	553,193
SPI Electricity & Gas Australia Holdings Pty Ltd.
6.15%, 11/15/13 (b)	385	418,421
Teco Finance, Inc.
4.00%, 3/15/16	135	137,240
5.15%, 3/15/20	160	165,676
Union Electric Co.
6.70%, 2/01/19	60	69,725

		3,262,606

Natural Gas - 0.3%
DCP Midstream LLC
5.35%, 3/15/20 (b)	181	187,633
EQT Corp.
8.125%, 6/01/19	266	315,360
TransCanada PipeLines Ltd.
6.35%, 5/15/67	730	741,967
Williams Partners LP
5.25%, 3/15/20	293	305,096

		1,550,056

Other Utility - 0.1%
Veolia Environnement SA
6.00%, 6/01/18	555	618,073

		5,430,735

Non Corporate Sectors - 0.4%
Agencies - Not Government Guaranteed - 0.4%
AK Transneft OJSC Via
TransCapitalInvest Ltd.
8.70%, 8/07/18 (b)	505	616,100
Gazprom Via Gaz Capital SA
6.212%, 11/22/16 (b)	830	879,800
Petrobras International Finance Co.-Pifco
5.75%, 1/20/20	960	996,142

		2,492,042

Total Corporates-Investment Grades (cost $61,816,092)		66,637,660

MORTGAGE PASS-THRU’S - 5.7%
Agency Fixed Rate 30-Year - 5.3%
Federal Home Loan Mortgage Corp. Gold
Series 2005
5.50%, 1/01/35	2,706	2,906,659
Series 2008
6.50%, 5/01/35	680	762,756

	Principal Amount (000)	U.S. $ Value
Federal National Mortgage Association
4.00%, 1/01/41	3,656	3,609,561
5.50%, 5/01/38-6/01/38	3,356	3,592,501
6.00%, 10/01/37-7/01/39	3,052	3,318,515
6.50%, 6/01/39	917	1,026,610
Series 2004
6.00%, 11/01/34	1,756	1,929,831
Series 2006
5.00%, 2/01/36	3,425	3,604,364
Series 2008
5.50%, 8/01/37	6,833	7,338,854
6.00%, 3/01/37-5/01/38	3,217	3,509,380
Series 2010
6.00%, 4/01/40	624	678,317

		32,277,348

Agency ARMs - 0.4%
Federal Home Loan Mortgage Corp.
2.709%, 4/01/36 (c)	1,022	1,074,196
Series 2006
5.946%, 1/01/37 (d)	180	190,258
6.03%, 12/01/36 (d)	109	115,321
Series 2007
5.997%, 2/01/37 (d)	201	212,329
6.089%, 1/01/37 (d)	103	109,606
Federal National Mortgage Association
Series 2007
3.681%, 8/01/37 (c)	364	383,069
5.928%, 2/01/37 (d)	169	178,305

		2,263,084

Total Mortgage Pass-Thru’s (cost $33,299,078)		34,540,432

GOVERNMENTS - TREASURIES - 5.4%
United States - 5.4%
U.S. Treasury Bonds
4.50%, 2/15/36	3,980	4,032,858
4.625%, 2/15/40	2,900	2,966,155
5.375%, 2/15/31	1,955	2,247,028
U.S. Treasury Notes
2.125%, 5/31/15-12/31/15	11,172	11,269,669
2.625%, 11/15/20	3,718	3,478,654
3.625%, 2/15/20	8,965	9,232,551

Total Governments-Treasuries (cost $33,600,048)		33,226,915

COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.0%
Non-Agency Fixed Rate CMBS - 2.9%
Banc of America Commercial Mortgage, Inc.
Series 2007-5, Class A4
5.492%, 2/10/51	1,510	1,615,379
Commercial Mortgage Pass Through Certificates
Series 2006-C8, Class A4
5.306%, 12/10/46	1,230	1,300,619

	Principal Amount (000)	U.S. $ Value
Greenwich Capital Commercial Funding Corp.
Series 2005-GG5, Class AJ
5.289%, 4/10/37	360	352,175
Series 2007-GG11, Class A4
5.736%, 12/10/49	1,300	1,393,478
Series 2007-GG9, Class A4
5.444%, 3/10/39	1,070	1,143,084
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2007-C1, Class A4
5.716%, 2/15/51	1,720	1,818,575
Series 2007-CB18, Class A4
5.44%, 6/12/47	1,735	1,843,742
Series 2007-LD11, Class A4
5.818%, 6/15/49	1,735	1,868,751
LB-UBS Commercial Mortgage Trust
Series 2006-C7, Class A3
5.347%, 11/15/38	1,020	1,092,660
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-3, Class A4
5.414%, 7/12/46	1,805	1,922,232
Series 2006-4, Class AM
5.204%, 12/12/49	435	439,969
Wachovia Bank Commercial Mortgage Trust
Series 2007-C31, Class A4
5.509%, 4/15/47	1,730	1,821,464
Series 2007-C32, Class A3
5.746%, 6/15/49	693	738,212

		17,350,340

Agency CMBS - 0.1%
FHLMC Multifamily Structured Pass Through Certificates
Series K008, Class A2
3.531%, 6/25/20	705	677,449

Total Commercial Mortgage-Backed Securities (cost $16,147,158)		18,027,789

AGENCIES - 2.6%
Agency Debentures - 2.6%
Federal Farm Credit Bank
0.284%, 10/12/12 (d)	1,300	1,300,108
0.293%, 9/20/12 (d)	400	400,108
0.312%, 4/26/13 (d)	5,845	5,846,514
0.322%, 6/26/13 (d)	2,700	2,700,856
Federal National Mortgage Association
0.293%, 10/18/12 (d)	600	600,001
0.294%, 9/17/12 (d)	605	605,166
6.25%, 5/15/29	3,706	4,442,860

Total Agencies (cost $15,718,193)		15,895,613

	Principal Amount (000)	U.S. $ Value
CORPORATES - NON-INVESTMENT GRADES - 1.2%
Industrial - 0.9%
Basic - 0.2%
Georgia-Pacific LLC
5.40%, 11/01/20 (b)	78	77,588
Lyondell Chemical Co.
8.00%, 11/01/17 (b)	165	185,728
Nalco Co.
6.625%, 1/15/19 (b)	180	186,075
Severstal OAO Via Steel Capital SA
9.75%, 7/29/13 (b)	315	355,163
United States Steel Corp.
5.65%, 6/01/13	414	430,560

		1,235,114

Capital Goods - 0.0%
Case New Holland, Inc.
7.875%, 12/01/17 (b)	166	185,505
Textron Financial Corp.
5.40%, 4/28/13	103	108,655

		294,160

Communications - Media - 0.1%
CCO Holdings LLC / CCO Holdings Capital Corp.
7.875%, 4/30/18	77	82,197
8.125%, 4/30/20	26	28,048
CSC Holdings LLC
8.50%, 4/15/14	245	274,400
Interpublic Group of Cos., Inc. (The)
6.25%, 11/15/14	209	227,026
Univision Communications, Inc.
12.00%, 7/01/14 (b)	63	68,670

		680,341

Communications - Telecommunications - 0.0%
Windstream Corp.
7.875%, 11/01/17	170	184,662
Consumer Cyclical - Automotive - 0.1%
Ford Motor Co.
7.45%, 7/16/31	220	239,458
Ford Motor Credit Co. LLC
5.75%, 2/01/21	200	197,446

		436,904

Consumer Cyclical - Other - 0.1%
Wyndham Worldwide Corp.
6.00%, 12/01/16	428	455,744

Consumer Cyclical - Retailers - 0.1%
JC Penney Co., Inc.
5.65%, 6/01/20	435	419,775

Consumer Non-Cyclical - 0.2%
Bausch & Lomb, Inc.
9.875%, 11/01/15	235	254,387
Fresenius Medical Care US Finance, Inc.
5.75%, 2/15/21 (b)	195	188,663

	Principal Amount (000)	U.S. $ Value
HCA, Inc.
7.875%, 2/15/20	185	203,269
8.50%, 4/15/19	65	72,800
Mylan, Inc./PA
7.625%, 7/15/17 (b)	35	38,456
7.875%, 7/15/20 (b)	185	206,737
Universal Health Services, Inc.
7.125%, 6/30/16	410	446,971

		1,411,283

Energy - 0.1%
Chesapeake Energy Corp.
6.125%, 2/15/21	188	191,760
Tesoro Corp.
6.50%, 6/01/17	285	293,550

		485,310

		5,603,293

Financial Institutions - 0.2%
Brokerage - 0.0%
Lehman Brothers Holdings, Inc.
7.875%, 11/01/09 (e)	845	214,419

Insurance - 0.2%
ING Capital Funding Trust III
Series 9
3.903%, 3/31/11 (d)	555	532,539
XL Group PLC
Series E
6.50%, 4/15/17	355	328,375

		860,914

		1,075,333

Utility - 0.1%
Electric - 0.1%
AES Corp. (The)
7.75%, 3/01/14-10/15/15	250	271,875
CMS Energy Corp.
8.75%, 6/15/19	205	245,588
GenOn Energy, Inc.
7.625%, 6/15/14	145	151,525

		668,988

Total Corporates-Non-Investment Grades (cost $7,621,163)		7,347,614

ASSET-BACKED SECURITIES - 0.8%
Home Equity Loans-Floating Rate - 0.6%
HSBC Home Equity Loan Trust
Series 2007-1, Class M1
0.642%, 3/20/36 (d)	2,680	1,853,013
Indymac Residential Asset Backed Trust
Series 2006-D, Class 2A2
0.372%, 11/25/36 (d)	888	725,235

	Principal Amount (000)	U.S. $ Value
Newcastle Mortgage Securities Trust
Series 2007-1, Class 2A1
0.392%, 4/25/37 (d)	1,139	992,249
Option One Mortgage Loan Trust
Series 2007-2, Class M1
0.622%, 3/25/37 (d) (f)	930	9,822

		3,580,319

Credit Cards - Floating Rate - 0.1%
Discover Card Master Trust
Series 2009-A1, Class A1
1.566%, 12/15/14 (d)	265	268,394
Series 2009-A2, Class A
1.566%, 2/17/15 (d)	230	233,038
Series 2010-A1, Class A1
0.916%, 9/15/15 (d)	244	245,476
MBNA Credit Card Master Note Trust
Series 2006-A2, Class A2
0.326%, 6/15/15 (d)	240	238,934

		985,842

Other ABS - Fixed Rate - 0.1%
CNH Equipment Trust
Series 2010-C, Class A3
1.17%, 5/15/15	433	431,236

Total Asset-Backed Securities (cost $7,054,288)		4,997,397

	Shares
PREFERRED STOCKS - 0.3%
Industrial - 0.2%
Communications - Telecommunications - 0.2%
Centaur Funding Corp.
9.08% (b)	1,200	1,320,750

Financial Institutions - 0.1%
Finance - 0.1%
Citigroup Capital XII
8.50%	9,000	239,121

Utility - 0.0%
Other Utility - 0.0%
DTE Energy Trust I
7.80%	5,000	129,750

Total Preferred Stocks (cost $1,797,090)		1,689,621

	Principal Amount (000)	U.S. $ Value
QUASI-SOVEREIGNS - 0.3%
Kazakhstan - 0.1%
KazMunayGas National Co.
7.00%, 5/05/20 (b)	$301	322,823

Malaysia - 0.1%
Petronas Capital Ltd.
5.25%, 8/12/19 (b)	605	644,695

Russia - 0.1%
RSHB Capital SA for OJSC Russian Agricultural Bank
6.299%, 5/15/17 (b)	655	673,012

Total Quasi-Sovereigns (cost $1,544,511)		1,640,530

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.1%
United States - 0.1%
California State
7.625%, 3/01/40 (cost $581,947)	570	619,881

GOVERNMENTS - SOVEREIGN BONDS - 0.1%
Poland - 0.1%
Poland Government International Bond
3.875%, 7/16/15	427	432,337
6.375%, 7/15/19	100	111,250

Total Governments - Sovereign Bonds (cost $527,228)		543,587

EMERGING MARKETS - CORPORATE BONDS - 0.0%
Industrial - 0.0%
Energy - 0.0%
Ecopetrol SA
7.625%, 7/23/19 (cost $217,309)	218	252,335

CMOs - 0.0%
Non-Agency Floating Rate - 0.0%
Countrywide Alternative Loan Trust
Series 2007-OA3, Class M1
0.572%, 4/25/47 (d) (f) (cost $778,921)	780	2,721

	Shares
SHORT-TERM INVESTMENTS - 2.6%
Investment Companies - 2.6%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.17% (g) (cost $16,036,516)	16,036,516	16,036,516

U.S. $ Value
Total Investments - 99.9% (cost $530,468,941) (h)	610,071,785
Other assets less liabilities - 0.1%	880,769

Net Assets - 100.0%	$610,952,554

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2011, the aggregate market value of these securities amounted to $16,933,919 or 2.8% of net assets.
(c)	Variable rate coupon, rate shown as of February 28, 2011.
(d)	Floating Rate Security. Stated interest rate was in effect at February 28, 2011.
(e)	Security is in default and is non-income producing.
(f)	Illiquid security.
(g)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(h)	As of February 28, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $86,775,912 and gross unrealized depreciation of investments was $(7,173,068), resulting in net unrealized appreciation of $79,602,844.

Glossary:

ABS	-	Asset-Backed Securities
ADR	-	American Depositary Receipt
ARMs	-	Adjustable Rate Mortgages
CMBS	-	Commercial Mortgage-Backed Securities
CMOs	-	Collateralized Mortgage Obligations
FHLMC	-	Federal Home Loan Mortgage Corporation
OJSC	-	Open Joint Stock Company
REIT	-	Real Estate Investment Trust

AllianceBernstein Balanced Shares Fund

February 28, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2011:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$408,613,174	$—	$—	$408,613,174
Corporates - Investment Grades	—	66,637,660	—	66,637,660
Mortgage Pass-Thru’s	—	34,540,432	—	34,540,432
Governments - Treasuries	—	33,226,915	—	33,226,915
Commercial Mortgage-Backed Securities	—	9,798,361	8,229,428	18,027,789
Agencies	—	15,895,613	—	15,895,613
Corporates - Non-Investment Grades	—	7,347,614	—	7,347,614
Asset-Backed Securities	—	985,842	4,011,555	4,997,397
Preferred Stocks	368,871	1,320,750	—	1,689,621
Quasi-Sovereigns	—	1,640,530	—	1,640,530
Local Governments - Municipal Bonds	—	619,881	—	619,881
Governments - Sovereign Bonds	—	543,587	—	543,587
Emerging Markets - Corporate Bonds	—	252,335	—	252,335
CMOs	—	—	2,721	2,721
Short-Term Investments	16,036,516	—	—	16,036,516

Total Investments in Securities	425,018,561	172,809,520	12,243,704	610,071,785
Other Financial Instruments*	—	—	—	—

Total	$425,018,561	$172,809,520	$12,243,704	$610,071,785

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value: The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the end of the reporting period.

	Commercial Mortgage- Backed Securities	Asset-Backed Securities	CMOs
Balance as of 11/30/10	$9,788,903	$3,708,341	$2,240
Accrued discounts /(premiums)	33,357	7	7
Realized gain (loss)	212,390	45	—
Change in unrealized appreciation/depreciation	9,794	433,878	474
Net purchases (sales)	(1,815,016)	(130,716)	—
Transfers in to Level 3	—	—	—
Tranfers out of Level 3	—	—	—

Balance as of 2/28/11	$8,229,428	$4,011,555	$2,721

Net change in unrealized appreciation/depreciation from Investments held as of 2/28/11	$206,302	$433,878	$474

	Total
Balance as of 11/30/10	$13,499,484
Accrued discounts /(premiums)	33,371
Realized gain (loss)	212,435
Change in unrealized appreciation/depreciation	444,146
Net purchases (sales)	(1,945,732)
Net transfers in and/or out of Level 3	—
Net transfers in and/or out of Level 3	—

Balance as of 2/28/11	$12,243,704

Net change in unrealized appreciation/depreciation from Investments held as of 2/28/11	$640,654

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Balanced Shares, Inc.
By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	April 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	April 25, 2011

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	April 25, 2011